Average Annual Total Returns{- Freedom 2030 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2030 Portfolio	VIP Freedom 2030 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Freedom 2030 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Freedom 2030 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Freedom 2030 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Freedom 2030 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Freedom 2030 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Freedom 2030 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Freedom 2030 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Freedom 2030 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWFW Past 1 year	IXWFW Past 5 years	IXWFW Past 10 years
Total	12.37%	12.76%	11.09%	12.24%	12.65%	10.98%	12.07%	12.48%	10.81%	28.71%	18.47%	16.55%	11.20%	11.78%	10.68%